Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2025 and December 31, 2024 were as follows:

	September 30,	December 31,
	2025	2024

Medical equipment	$646,211	$496,452
Furniture, office equipment and leasehold improvements	157,204	314,963

Total property and equipment	803,415	811,415
Less: accumulated depreciation	(702,256)	(634,839)

Property and equipment, net	$101,159	$176,576

Depreciation expense was $20,155 and $27,666 during the three months ended September 30, 2025 and 2024, respectively, and $75,417 and $86,666 during the nine months ended September 30, 2025 and 2024, respectively. The Company recognized a loss on disposal of equipment of $-0- and $1,675 during the three months ended September 30, 2025 and 2024, respectively, and $-0- and $1,675 during the nine months ended September 30, 2025 and 2024, respectively, related to office equipment no longer in use.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Medical equipment	$496,452	$493,854
Furniture, office equipment and leasehold improvements	314,963	317,963

Total property and equipment	811,415	811,817
Less: accumulated depreciation	(634,839)	(521,062)

Property and equipment, net	$176,576	$290,755

Depreciation expense was $115,102 and $123,868 during the years ended December 31, 2024 and 2023, respectively. The Company recognized a loss on disposal of equipment of $1,675 and $-0- during the years ended December 31, 2024 and 2023, respectively, related to office equipment no longer in use.